Equity - Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Items that will not be reclassified to profit or loss, Before-tax:
Remeasurements of defined benefit plans, Net changes, Before-tax	¥ 153,785	¥ 327,604	¥ (132,188)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	76,909	93,450	(33,565)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	1,862	5,186	(1,735)
Items that may be reclassified subsequently to profit or loss, Before-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Before-tax	(915)	(107)	356
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Before-tax	39	82	(31)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	(876)	(25)	325
Exchange differences on translating foreign operations, Amount incurred during the year, Before-tax	680,724	239,097	(292,590)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Before-tax	0		(611)
Exchange differences on translating foreign operations, Net changes, Before-tax	680,724	239,097	(293,201)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Before-tax	79,484	27,046	(31,054)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Before-tax	(65)	(73)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	79,419	26,973	(31,054)
Total other comprehensive income, Before-tax	991,823	692,285	(491,418)
Items that will not be reclassified to profit or loss, Tax benefit (expense):
Remeasurements of defined benefit plans, Net changes, Tax benefit (expense)	(36,743)	(89,342)	29,205
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	(18,274)	(25,847)	10,204
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(76)	(276)	185
Items that may be reclassified subsequently to profit or loss, Tax benefit (expense):
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Tax benefit (expense)	203	1	(47)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Tax benefit (expense)	(9)	(19)	1
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	194	(18)	(46)
Exchange differences on translating foreign operations, Amount incurred during the year, Tax benefit (expense)	0		(176)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Tax benefit (expense)	0		176
Exchange differences on translating foreign operations, Net changes, Tax benefit (expense)	0
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Tax benefit (expense)	(1,972)	377	661
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Tax benefit (expense)	0
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(1,972)	377	661
Total other comprehensive income, Tax benefit (expense)	(56,871)	(115,106)	40,209
Items that will not be reclassified to profit or loss, Net-of-tax:
Remeasurements of defined benefit plans, Net changes, Net-of-tax	117,042	238,262	(102,983)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	58,635	67,603	(23,361)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	1,786	4,910	(1,550)
Items that may be reclassified subsequently to profit or loss, Net-of-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Net-of-tax	(712)	(106)	309
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Net-of-tax	30	63	(30)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	(682)	(43)	279
Exchange differences on translating foreign operations, Amount incurred during the year, Net-of-tax	680,724	239,097	(292,766)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Net-of-tax	0		(435)
Exchange differences on translating foreign operations, Net changes, Net-of-tax	680,724	239,097	(293,201)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Net-of-tax	77,512	27,423	(30,393)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Net-of-tax	(65)	(73)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	77,447	27,350	(30,393)
Total other comprehensive income, net of tax	¥ 934,952	¥ 577,179	¥ (451,209)